Amount Due from / to Related Parties and Shareholders - Schedule of Due to Shareholders and Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	$ 343,333	$ 666,965
Due to related parties	50,596,800	19,085,131
Edgard Maroun [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	147,462	371,423
Elias Habib [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	195,871	295,542
Gulf DTH FZ LLC [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to related parties	$ 50,253,467	$ 18,418,166